Schedule of investment revenue (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Bank	$ 1,064,093
Total Investment Revenue	$ 1,064,093